Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
INVESTMENTS

12. INVESTMENTS

Investments in equity securities with readily determinable fair values

Equity securities with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence.

Total unrealized and realized gains and losses of investments in equity securities in current assets for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Total net loss recognized	(15,344,616)	(2,544,834)	-	-
Less: Net realized loss on equity securities sold	-	(1,245,632)	-	-
Net unrealized loss recognized on equity securities held	(15,344,616)	(1,299,202)	-	-

Long-term investments

As at December 31, 2024 and 2025, long-term investments consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd (“Wiselong”)	27,133,053	32,498,358	4,647,203
Other	15,000,068	11,895,317	1,701,007
Equity securities with readily determinable fair values	28,355,681	-	-
Equity securities without readily determinable fair values	9,826,143	8,826,143	1,262,122
Available-for-sale debt investment	103,709,272	103,709,272	14,830,229
Total	184,024,217	156,929,090	22,440,561

Equity securities with readily determinable fair values

Total unrealized and realized gains and losses of equity securities with readily determinable fair values included in long-term investments for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Total net gains (losses) recognized	9,966,512	(11,163,213)	51,489,277	7,362,869
Less: Net realized gains on equity securities sold	-	-	51,489,277	7,362,869
Net unrealized gains (losses) recognized on equity securities held	9,966,512	(11,163,213)	-	-

Equity securities without readily determinable fair values

The equity investments without readily determinable fair value held as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Initial cost	51,523,212	3,523,212	503,813
Cumulative unrealized gains	302,931	5,302,931	758,309
Cumulative unrealized losses (including impairment)	(42,000,000)	-	-
Total carrying value	9,826,143	8,826,143	1,262,122

No impairment loss was recorded during the years ended December 31, 2023,2024 and 2025. The Company recognized unrealized gains of nil, nil and RMB 5,000,000(USD 714,990) during the years ended December 31, 2023, 2024 and 2025, respectively.

Available-for-sale debt securities

Available-for-sale debt securities represent the Group’s investment in 30% interest of Yibon Hotel Group Co., Ltd (“Yibon”), which the Group has the option to require Yibon to redeem the investment at the Group’s discretion, with no contractual maturity date. No impairment was recorded for this investment during any of other presented periods.

Long-term debt securities as of December 31, 2024 and 2025 were shown as below:

	As of December 31, 2024
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Available-for-sale debt securities of Yibon	103,701,474	-	-	2,797,663	(2,789,865)	103,709,272

	As of December 31, 2025
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Available-for-sale debt securities of Yibon	103,701,474	-	-	2,797,663	(2,789,865)	103,709,272